LOANS, NET (Details 3) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Outstanding loans -
Direct loans, gross	S/ 96,744,000	S/ 91,478,978
Internal overdue loans -
Internal overdue loans and under legal collection loans	3,020,914	2,620,411
Direct gross loans	99,764,914	94,099,389
Up to 1 year [Member]
Outstanding loans -
Direct loans, gross	38,052,430	35,455,309
From 1 to 3 years [Member]
Outstanding loans -
Direct loans, gross	20,167,475	19,214,591
From 3 to 5 years [Member]
Outstanding loans -
Direct loans, gross	12,082,996	11,907,513
Over 5 years
Outstanding loans -
Direct loans, gross	26,441,099	24,901,565
Overdue 90 days [Member]
Internal overdue loans -
Internal overdue loans and under legal collection loans	639,329	539,947
Over 90 days [Member]
Internal overdue loans -
Internal overdue loans and under legal collection loans	S/ 2,381,585	S/ 2,080,464